United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___06/30/05___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		___06/30/05___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6455   149134 SH       SOLE                   149134
Altera Corp.                   COM              021441100     2568   129675 SH       SOLE                   129675
Amgen Inc                      COM              031162100     4905    81136 SH       SOLE                    81136
Apache Corp                    COM              037411105     4499    69650 SH       SOLE                    69650
Applied Materials Inc          COM              038222105     4017   248285 SH       SOLE                   248285
BP PLC - Sp ADR                COM              055622104      315     5045 SH       SOLE                     5045
Bank of America                COM              060505104      587    12879 SH       SOLE                    12879
Best Buy Company               COM              086516101     6409    93500 SH       SOLE                    93500
Bright Horizons Family Solutio COM              109195107     4823   118445 SH       SOLE                   118445
Cass Info Systems, Inc.        COM              14808p109      387     9010 SH       SOLE                     9010
Cathay General Bancorp         COM              149150104     4402   131140 SH       SOLE                   131140
Cisco Systems Inc              COM              17275R102      401    21000 SH       SOLE                    21000
Coca Cola                      COM              191216100      259     6200 SH       SOLE                     6200
Cognizant Tech Solutions-A     COM              192446102     3923    83240 SH       SOLE                    83240
D.R. Horton Inc.               COM              23331a109     2738    72808 SH       SOLE                    72808
Dentsply International         COM              249030107     4717    87345 SH       SOLE                    87345
Express Scripts                COM              302182100     6437   128795 SH       SOLE                   128795
Exxon/Mobil Corp               COM              30231G102      280     4872 SH       SOLE                     4872
Fiserv Inc                     COM              337738108     5184   120860 SH       SOLE                   120860
General Elec                   COM              369604103      878    25335 SH       SOLE                    25335
Hanmi Financial Corporation    COM              410495105     4163   249270 SH       SOLE                   249270
Hibbett Sporting Goods Inc.    COM              428565105     4360   115235 SH       SOLE                   115235
ITT Industries                 COM              450911102     4904    50230 SH       SOLE                    50230
Intl Game Technology           COM              459902102     2427    86225 SH       SOLE                    86225
Investors Financial SVCS       COM              461915100     3489    92260 SH       SOLE                    92260
Johnsn & Johnsn                COM              478160104      204     3140 SH       SOLE                     3140
L-3 Comm Holdings              COM              502424104     4380    57200 SH       SOLE                    57200
Leucadia Natl                  COM              527288104      311     8041 SH       SOLE                     8041
MBNA Corp                      COM              55262L100      362    13844 SH       SOLE                    13844
Microsoft Corp                 COM              594918104      525    21146 SH       SOLE                    21146
Monster Worldwide              COM              611742107     4142   144413 SH       SOLE                   144413
Oshkosh Truck Corp             COM              688239201     6448    82375 SH       SOLE                    82375
Qualcomm Inc                   COM              747525103     4105   124358 SH       SOLE                   124358
Royal Dutch Pete               COM              780257705      253     3905 SH       SOLE                     3905
SCP Pool Corp                  COM              784028102     5151   146794 SH       SOLE                   146794
SEI Investments Company        COM              784117103     4499   120460 SH       SOLE                   120460
Stryker Corporation            COM              863667101     2667    56075 SH       SOLE                    56075
Target Corp                    COM              87612E106     3096    56894 SH       SOLE                    56894
Teva Pharm Ind-SP ADR          COM              881624209     6437   206714 SH       SOLE                   206714
Texas Regional Bancshares - A  COM              882673106     4190   137454 SH       SOLE                   137454
Toll Brothers Inc              COM              889478103     2562    25225 SH       SOLE                    25225
Tractor Supply                 COM              892356106     6079   123815 SH       SOLE                   123815
United Stationers              COM              913004107      210     4274 SH       SOLE                     4274
Williams-Sonoma Inc            COM              969904101     3498    88405 SH       SOLE                    88405
XTO Energy Inc                 COM              98385x106     4132   121577 SH       SOLE                   121577
Yahoo                          COM              984332106     5449   157258 SH       SOLE                   157258
Yankee Candle Comp             COM              984757104     5156   160625 SH       SOLE                   160625
eBay Inc.                      COM              278642103     2057    62310 SH       SOLE                    62310